Label	Element	Value
Cash	us-gaap_Cash	CAD 996,000,000
Cash	us-gaap_Cash	221,000,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	183,000,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	CAD 77,000,000